Basis of preparation (Policies)	9 Months Ended
Sep. 30, 2020
Common Domain Members [Abstract]
Basis of Presentation
The accounting policies used by management in preparing these condensed consolidated financial statements were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2019, except taxes on income. These are accrued based on management's estimate of the average annual effective income tax rate on profits excluding exceptional items, applied to the pre-tax income excluding exceptional items of the period. It also reflects the tax impact of exceptional items accounted for in the period.
On March 11, 2020, the World Health Organization officially declared COVID-19, the disease caused by novel coronavirus, a pandemic. The Directors are working with Management to monitor the evolution of the pandemic, including how it may affect the markets and the general population and also the potential financial impact. The final impact of the pandemic on the Company is hard to predict, however, the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing the consolidated interim financial statements.